Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash and cash equivalents	$ 7,385	$ 18,986	$ 16,086
Short-term investments	4,668	9,264	9,066
Concentrate settlement and other receivables	203	363	4,673
Inventories	4,132	4,512	4,710
Deferred income tax asset	182	432	0
Prepaid expenses and deposits	337	1,228	914
Total current assets	16,907	34,785	35,449
Property, plant, and equipment (net)	64,579	64,357	57,602
Restricted cash	6,540	6,533	6,519
Available for sale securities	560	1,432	2,540
Deferred income taxes	1,947	0
Other long term assets	652	863	1,240
Total assets	91,185	107,970	103,350
Current liabilities
Trade accounts payable	841	2,129	2,574
Payroll liabilities	595	872	992
Income, property and mining taxes	1,025	1,975	2,634
Deferred income tax payable		0	179
Other accrued payable	40	301	882
Current portion of capital lease obligations and note payable	935	991	360
Total current liabilities	3,436	6,268	7,621
Long term portion of capital lease obligations and note payable	597	1,289	408
Reclamation and remediation liability	5,955	5,598	7,955
Deferred income taxes	0	5,942	3,943
Warrant derivative liability	0	93	1,170
Total liabilities	9,988	19,190	21,097
Commitments and contingencies	0	0
Shareholders' equity
Preferred stock, no par value, unlimited authorized, no shares issued and outstanding	0	0	0
Common stock, no par value unlimited authorized, 34,596,387 and 34,492,387 shares issued and outstanding at September 30, 2013 and December 31, 2012,	88,360	87,727	84,587
Accumulated respectively other comprehensive income ( loss), net of tax	20	(538)	160
Retained earnings (deficit)	(7,183)	1,591	(2,494)
Total equity	81,197	88,780	82,253
Total liabilities and shareholders' equity	$ 91,185	$ 107,970	$ 103,350